Credit from Banks and Others (Information on Material Loans and Debentures) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Debentures Series F [Member] | May 2018, December 2020 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 693
Carrying amount	$ 715
Interest rate	6.38%
Principal repayment date	May 2038
Debentures Series E [Member] | April 2016 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 1,569
Carrying amount	$ 378
Interest rate	2.45%
Principal repayment date	2021- 2024 (annual installment)
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 275
Carrying amount	$ 145
Interest rate	5.16% 5.31%
Principal repayment date	January 2024 January 2026
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Carrying amount	$ 46
Debentures Series G [Member] | January/May 2020 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	766
Carrying amount	$ 241
Interest rate	2.40%
Principal repayment date	2022- 2034 (annual installment)
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 184
Carrying amount	$ 183
Interest rate	4.50%
Principal repayment date	December 2024
Sustainability linked loan (SLL) [Member] | September 2021 [Member] | Euro Member Countries, Euro
Disclosure of material loans and debentures [Line Items]
Original amount	$ 250
Carrying amount	$ 282
Interest rate	0.80
Principal repayment date	September 2026
Loan from European Bank [Member] | September 2021 [Member] | GBP [Member]
Disclosure of material loans and debentures [Line Items]
Original amount	$ 25
Carrying amount	$ 28
Interest rate	0.95%
Principal repayment date	June 2025
Loan-Israeli Institutions [Member] | November 2013 [Member] | Israel, New Shekels
Disclosure of material loans and debentures [Line Items]
Original amount	$ 300
Carrying amount	$ 56
Interest rate	4.74%
Principal repayment date	2015-2024 (annual installment)
Loan - Asian Bank [Member] | May 2020, May 2021 [Member] | China, Yuan Renminbi
Disclosure of material loans and debentures [Line Items]
Original amount	$ 151
Carrying amount	$ 20
Interest rate	4.25%-4.95%
Principal repayment date	December 2020 - May
Loan - Asian Bank [Member] | September 2020, March 2021 | China, Yuan Renminbi
Disclosure of material loans and debentures [Line Items]
Original amount	$ 380
Carrying amount	$ 56
Interest rate	4.25%-4.40%
Principal repayment date	2023March 2021-March 2024
Loan - Brazilian Bank [Member] | December 2014-January 2021 | Brazil, Brazil Real
Disclosure of material loans and debentures [Line Items]
Original amount	$ 350
Carrying amount	$ 47
Interest rate	4%-8%
Principal repayment date	January 2015-June 2025